ACCRUED INTEREST PAYABLE (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
ACCRUED INTEREST PAYABLE
Interest expense			$ 136,668
Amortization of debt discount	$ 410,922	$ 20,128	305,499	$ 206,249
Total interest expense			$ 442,167